Investments in RMBS (Tables)	6 Months Ended
Jun. 30, 2020
Investments in RMBS [Abstract]
Summary of RMBS Investments
RMBS on which the payment of principal and interest is guaranteed by a U.S. government agency or a U.S. government sponsored enterprise are referred to as “Agency RMBS.” RMBS also includes collateralized mortgage obligations (“CMOs”) which are either loss share securities issued by Fannie Mae or Freddie Mac or non-Agency RMBS, sometimes called “private label MBS,” which are structured debt instruments representing interests in specified pools of mortgage loans subdivided into multiple classes, or tranches, of securities, with each tranche having different maturities or risk profiles and different ratings by one or more nationally recognized statistical rating organizations (“NRSRO”). All of the Company’s RMBS are classified as available for sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income (loss) except for credit related impairment and impairment on securities the Company (i) intends to sell, (ii) will more likely than not be required to sell before recovering their cost basis, or (iii) does not expect to recover the entire amortized cost basis, even if the Company does not intend to sell the securities, or the Company believes it is more likely than not that it will be required to sell the securities before recovering their cost basis (dollars in thousands):

Summary of RMBS Assets

As of June 30, 2020

			Gross Unrealized				Weighted Average
Asset Type	Original Face Value	Book Value	Gains	Losses	Carrying Value(A)	Number of Securities	Rating	Coupon	Yield(C)	Maturity (Years)(D)
RMBS
Fannie Mae	$1,146,830	$996,086	$34,271	$(12)	$1,030,345	115	(B)	3.54%	3.39%	27
Freddie Mac	517,393	479,329	15,264	(4)	494,589	48	(B)	3.29%	3.16%	28
CMOs	17,450	13,215	140	(312)	13,043	8	(B)	3.85%	4.16%	11
Private Label MBS	22,000	9,828	339	-	10,167	5	(B)	4.09%	4.09%	28
Total/Weighted Average	$1,703,673	$1,498,458	$50,014	$(328)	$1,548,144	176		3.46%	3.33%	27

As of December 31, 2019

			Gross Unrealized				Weighted Average
Asset Type	Original Face Value	Book Value	Gains	Losses	Carrying Value(A)	Number of Securities	Rating	Coupon	Yield(C)	Maturity (Years)(D)
RMBS
Fannie Mae	$1,878,229	$1,596,288	$23,636	$(691)	$1,619,233	198	(B)	3.80%	3.65%	27
Freddie Mac	824,991	715,892	12,204	(245)	727,851	88	(B)	3.72%	3.59%	28
CMOs	127,229	123,053	6,030	-	129,083	30	(B)	5.28%	5.26%	11
Private Label MBS	50,500	31,595	598	-	32,193	11	(B)	4.06%	4.06%	29
Total/Weighted Average	$2,880,949	$2,466,828	$42,468	$(936)	$2,508,360	327		3.85%	3.72%	26

(A)	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.
(B)
The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.

(C)	The weighted average yield is based on the most recent gross monthly interest income, which is then annualized and divided by the book value of settled securities.
(D)	The weighted average maturity is based on the timing of expected principal reduction on the assets.

Summary of RMBS Investments by Maturity
Summary of RMBS Assets by Maturity

As of June 30, 2020

			Gross Unrealized				Weighted Average
Years to Maturity	Original Face Value	Book Value	Gains	Losses	Carrying Value(A)	Number of Securities	Rating	Coupon	Yield(C)	Maturity (Years)(D)
1-5 Years	$3,500	$1,674	$34	$-	$1,708	2	(B)	4.43%	4.73%	4
5-10 Years	5,500	3,638	105	-	3,743	2	(B)	4.58%	4.88%	8
Over 10 Years	1,694,673	1,493,146	49,875	(328)	1,542,693	172	(B)	3.46%	3.33%	28
Total/Weighted Average	$1,703,673	$1,498,458	$50,014	$(328)	$1,548,144	176		3.46%	3.33%	27

As of December 31, 2019

			Gross Unrealized				Weighted Average
Years to Maturity	Original Face Value	Book Value	Gains	Losses	Carrying Value(A)	Number of Securities	Rating	Coupon	Yield(C)	Maturity (Years)(D)
1-5 Years	$1,500	$895	$64	$-	$959	1	(B)	6.34%	6.34%	4
5-10 Years	64,579	61,935	4,153	-	66,088	13	(B)	5.85%	5.81%	9
Over 10 Years	2,814,870	2,403,998	38,251	(936)	2,441,313	313	(B)	3.80%	3.66%	27
Total/Weighted Average	$2,880,949	$2,466,828	$42,468	$(936)	$2,508,360	327		3.85%	3.72%	26

(A)	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.
(B)
The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.

(C)	The weighted average yield is based on the most recent gross monthly interest income, which is then annualized and divided by the book value of settled securities.
(D)	The weighted average maturity is based on the timing of expected principal reduction on the assets.

Summary of RMBS Securities in an Unrealized Loss Position
RMBS Unrealized Loss Positions

As of June 30, 2020

						Weighted Average
Duration in Loss Position	Original Face Value	Book Value	Gross Unrealized Losses	Carrying Value(A)	Number of Securities	Rating	Coupon	Yield(C)	Maturity (Years)(D)
Less than Twelve Months	$39,415	$40,896	$(328)	$40,568	8	(B)	3.14%	3.04%	26
Total/Weighted Average	$39,415	$40,896	$(328)	$40,568	8		3.14%	3.04%	26

As of December 31, 2019

						Weighted Average
Duration in Loss Position	Original Face Value	Book Value	Gross Unrealized Losses	Carrying Value(A)	Number of Securities	Rating	Coupon	Yield(C)	Maturity (Years)(D)
Less than Twelve Months	$55,588	$55,429	$(105)	$55,324	5	(B)	3.70%	3.53%	29
Twelve or More Months	169,346	131,540	(831)	130,709	23	(B)	3.76%	3.54%	25
Total/Weighted Average	$224,934	$186,969	$(936)	$186,033	28		3.74%	3.54%	26

(A)	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.
(B)
The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by UPB, are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. The Company’s private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.

(C)	The weighted average yield is based on the most recent gross monthly interest income, which is then annualized and divided by the book value of settled securities.
(D)	The weighted average maturity is based on the timing of expected principal reduction on the assets.